SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2025
LOBO BVI [Member]
Date of incorporation	October 2021
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Holding company
LOBO HK [Member]
Date of incorporation	November 2021
Place of incorporation	HK
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
LOBO MATRIX [Member]
Date of incorporation	September 2024
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
Lobo Scientific Inc [Member]
Date of incorporation	November 2024
Place of incorporation	U.S.
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
Jiangsu LOBO [Member]
Date of incorporation	November 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	WFOE, a holding company
Beijing LOBO [Member]
Date of incorporation	August 2014	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership, percentage	100.00%	[1]
Principal Activities	Domestic sales and outsourcing special models of e-bicycle and UVT	[1]
Tianjin LOBO [Member]
Date of incorporation	October 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO [Member]
Date of incorporation	May 2019	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership, percentage	100.00%	[1]
Principal Activities	Software development for automotive electronics	[1]
Wuxi Jinbang [Member]
Date of incorporation	October 2002	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership, percentage	85.00%	[1]
Principal Activities	Production of electric bicycles and electric moped	[1]
Tianjin Bibosch [Member]
Date of incorporation	March 2022
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Foreign sales of e-bicycle and UVT
Wuxi Zella [Member]
Date of incorporation	August 2024
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Trade agency company
Dezhou LOBO Intelligent Manufacturing Co Ltd [Member]
Date of incorporation	April 2025
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Manufacture and Sale of General Equipment

[1]	The Company has disposed the subsidiaries.